Pioneer Fund

Schedule of Investments | March 31, 2021

Ticker Symbols: Class A PIODX Class C PCODX Class K PIOKX Class R PIORX Class Y PYODX

Schedule of Investments | 3/31/21

Shares		Value
	UNAFFILIATED ISSUERS - 98.5%
	COMMON STOCKS - 98.5% of Net Assets
	Air Freight & Logistics - 3.5%
72,216	FedEx Corp.	$20,512,233
1,289,675	United Parcel Service, Inc., Class B	219,231,853
	Total Air Freight & Logistics	$239,744,086
	Banks - 8.3%
3,151,327	Citizens Financial Group, Inc.	$139,131,087
2,810,189	Truist Financial Corp.	163,890,222
6,972,855	Wells Fargo & Co.	272,429,445
	Total Banks	$575,450,754
	Beverages - 2.4%
3,125,346	Coca-Cola Co.	$164,736,988
	Total Beverages	$164,736,988
	Biotechnology - 0.4%
95,834(a)	Biogen, Inc.	$26,809,561
	Total Biotechnology	$26,809,561
	Building Products - 1.7%
2,816,137	Carrier Global Corp.	$118,897,304
	Total Building Products	$118,897,304
	Capital Markets - 1.7%
583,206	CME Group, Inc.	$119,108,161
	Total Capital Markets	$119,108,161
	Chemicals - 3.7%
1,835,622	International Flavors & Fragrances, Inc.	$256,271,187
	Total Chemicals	$256,271,187
	Commercial Services & Supplies - 0.4%
87,739	Cintas Corp.	$29,946,198
	Total Commercial Services & Supplies	$29,946,198
	Construction Materials - 2.2%
452,732	Martin Marietta Materials, Inc.	$152,036,460
	Total Construction Materials	$152,036,460
	Consumer Discretionary - 2.5%
875,282	NIKE, Inc., Class B	$116,316,225
533,792	Starbucks Corp.	58,327,452
	Total Consumer Discretionary	$174,643,677
	Electrical Equipment - 0.6%
298,811	Eaton Corp. Plc	$41,319,585
	Total Electrical Equipment	$41,319,585
	Energy Equipment & Services - 3.9%
9,874,828	Schlumberger, Ltd.	$268,496,573
	Total Energy Equipment & Services	$268,496,573
	Entertainment - 1.5%
559,809(a)	Walt Disney Co.	$103,295,957
	Total Entertainment	$103,295,957
	Food & Staples Retailing - 1.1%
222,758	Costco Wholesale Corp.	$78,517,740
	Total Food & Staples Retailing	$78,517,740
	Health Care - 1.8%
266,829	Thermo Fisher Scientific, Inc.	$121,775,419
	Total Health Care	$121,775,419
	Health Care Equipment & Supplies - 2.2%
425,697	Danaher Corp.	$95,815,881
445,788	Medtronic Plc	52,660,936
	Total Health Care Equipment & Supplies	$148,476,817
	Hotels, Restaurants & Leisure - 1.0%
618,727(a)	Shake Shack, Inc.	$69,773,844
	Total Hotels, Restaurants & Leisure	$69,773,844
	Industrial Conglomerates - 1.3%
476,927	3M Co.	$91,894,294
	Total Industrial Conglomerates	$91,894,294
	Information Technology - 3.8%
739,760	Mastercard, Inc.	$263,391,548
	Total Information Technology	$263,391,548
	Interactive Media & Services - 6.5%
217,504(a)	Alphabet, Inc.	$448,606,350
	Total Interactive Media & Services	$448,606,350
	Internet & Direct Marketing Retail - 6.3%
371,300(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$84,184,849
67,289(a)	Amazon.com, Inc.	208,197,549
61,559(a)	Booking Holdings, Inc.	143,422,621
	Total Internet & Direct Marketing Retail	$435,805,019
	IT Services - 6.4%
1,051,635(a)	Akamai Technologies, Inc.	$107,161,606
Shares		Value
	IT Services – (continued)
1,567,079	Visa, Inc.	$331,797,637
	Total IT Services	$438,959,243
	Life Sciences Tools & Services - 1.2%
628,504	Agilent Technologies, Inc.	$79,907,999
	Total Life Sciences Tools & Services	$79,907,999
	Machinery - 2.9%
861,074	Caterpillar, Inc.	$199,657,228
	Total Machinery	$199,657,228
	Metals & Mining - 0.0%†
11,752	Newmont Corp.	$708,293
	Total Metals & Mining	$708,293
	Personal Products - 1.0%
238,837	Estee Lauder Cos, Inc.	$69,465,741
	Total Personal Products	$69,465,741
	Pharmaceuticals - 4.9%
8,483,819(a)	Elanco Animal Health, Inc.	$249,848,470
1,136,524	Merck & Co., Inc.	87,614,635
	Total Pharmaceuticals	$337,463,105
	Road & Rail - 3.2%
1,017,938	Union Pacific Corp.	$224,363,715
	Total Road & Rail	$224,363,715
	Semiconductors & Semiconductor Equipment - 9.2%
1,904,562	Analog Devices, Inc.	$295,359,475
241,177	Lam Research Corp.	143,558,198
370,126	NVIDIA Corp.	197,621,375
	Total Semiconductors & Semiconductor Equipment	$636,539,048
	Software - 4.9%
1,231,704	Microsoft Corp.	$290,398,852
211,637(a)	salesforce.com, Inc.	44,839,531
	Total Software	$335,238,383
	Specialty Retail - 4.0%
442,869	Home Depot, Inc.	$135,185,762
467,037(a)	Ulta Beauty, Inc.	144,393,830
	Total Specialty Retail	$279,579,592
	Technology Hardware, Storage & Peripherals - 4.0%
2,243,337	Apple, Inc.	$274,023,615
	Total Technology Hardware, Storage & Peripherals	$274,023,615
	TOTAL COMMON STOCKS
	(Cost $4,789,014,616)	$6,804,903,484
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $4,789,014,616)	$6,804,903,484
	OTHER ASSETS AND LIABILITIES - 1.5%	$101,091,837
	NET ASSETS - 100.0%	$6,905,995,321

(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,804,903,484	$ –	$ –	$ 6,804,903,484
Total Investments in Securities	$ 6,804,903,484	$ –	$ –	$ 6,804,903,484

During the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer Fund | 3/31/21